Subordinated Debentures (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2003
Subsidiary, Sale of Stock [Line Items]
Subordinated debentures		$ 14,844	$ 14,806
Holding Company's investment in the common stock		$ 155
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Holding Company, closed a pooled private offering				5,000
Trust preferred securities with a liquidation amount				$ 1
Subordinated Debentures Maturing On December 30, 2033 [Member]
Subsidiary, Sale of Stock [Line Items]
Holding Company may redeem the subordinated debentures in a principal amount with integral multiples		$ 1
Percentage in which holding company redeem subordinated debentures		100.00%
Maturity date		Dec. 30, 2033
Trust preferred securities and subordinated debentures have a stated percentage		3.09%	4.81%
Subordinated Debentures [Member]
Subsidiary, Sale of Stock [Line Items]
Subordinated debentures				$ 5,155
Subordinated Debentures [Member] | Subordinated Debentures Maturing On December 30, 2033 [Member]
Subsidiary, Sale of Stock [Line Items]
Number of years with no principal repayment		5 years
Maximum number of years for deferred interest payments		5 years
Subordinated Debentures [Member] | Fixed-To-Floating Rate Subordinated Notes [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Maturity date	Dec. 30, 2028
Subordinated notes	$ 10,000
Debt issuance costs	388
Debt issuance costs, net	$ 9,612	$ 9,689
Subordinated Debentures [Member] | Fixed-To-Floating Rate Subordinated Notes [Member] | Private Placement [Member] | From December 20, 2018 To But Excluding December 30, 2023 [Member]
Subsidiary, Sale of Stock [Line Items]
Interest rate	7.00%
London Interbank Offered Rate [Member] | Subordinated Debentures Maturing On December 30, 2033 [Member]
Subsidiary, Sale of Stock [Line Items]
Variable rate of interest		2.85%	2.85%
London Interbank Offered Rate [Member] | Subordinated Debentures [Member] | Fixed-To-Floating Rate Subordinated Notes [Member] | Private Placement [Member] | From December 30, 2023 To But Excluding December 30, 2028 [Member]
Subsidiary, Sale of Stock [Line Items]
Variable rate of interest	4.14%